Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of December 31, 2020, the Company leases offices space under four non-cancelable operating lease arrangements, three of which had a term over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company discounted lease payments based on an estimate of its incremental borrowing rate to present value.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	December 31, 2020	December 31, 2019
Rights of use lease assets	$65,137	$245,982

Operating lease liabilities, current	62,160	210,219
Operating lease liabilities, noncurrent	-	41,363
Total operating lease liabilities	$62,160	$251,582

As of December 31, 2020 and 2019, the weighted average remaining lease term was 0.39 years and 1.19 years, respectively, and discount rates were 4.75% for all of the operating leases.

Rental expense for the years ended December 31, 2020, 2019, 2018 and 2017 were $312,675, $307,864 and $195,326, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020:

2021	$62,801
2022 and thereafter	-
Total lease payments	62,801
Less: imputed interest	(641)
Present value of lease liabilities	$62,160

Capital commitment

As of December 31, 2020, the Company paid a deposit of $465,143 for three office rooms in Japan with remaining balance of $628,083 to be paid. As of the issuance date of this consolidated financial statements, the Company fully paid the remaining balance. Such office rooms will be used for the Company’s operation to be developed in Japan.